Net Loss Per Share (Details) - Schedule of basic and diluted income loss per share - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net loss attributable to Aptorum Group Limited	$ (1,885,252)	$ (16,081,424)
Denominator:
Basic and diluted weighted average shares outstanding	35,682,652	34,280,137
Basic and diluted loss per share	$ (0.05)	$ (0.47)